LEASES - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Lessee, Lease, Description [Line Items]
Minimum operating lease income	$ 5,558	$ 11,087
Contingent operating lease income, Net of adjustment	$ 1,402	(2,193)
Amount of reduction in lease income as a result of the rent concession and uncollectible lease income		$ 3,943